UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                 FORM 13F

                            FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2012
                                                ------------------------

Check here if Amendment [    ]; Amendment Number:
                                                  -------

This Amendment (Check only one.):  [   ] is a restatement.
                                   [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Arrowgrass Capital Partners (US) LP
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Address:   1330 Avenue of the Americas
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           32nd Floor
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           New York, New York 10019
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Form 13F File Number:  028-13317
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Stephen Ellwood
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Title:     Chief Compliance Officer
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Phone:     212-584-1161
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Signature, Place, and Date of Signing:

     /s/ Stephen Ellwood       New York, New York        August 14, 2012
------------------------   -----------------------  -------------------------
      [Signature]                 [City/State]               [Date]

Report Type (Check only one.):

[ X ]   13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                           FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0
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Form 13F Information Table Entry Total:        59
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Form 13F Information Table Value Total:        $1,604,376
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                                                (thousands)

Note: The information provided herein with respect to warrants assumes the exercise of the reported warrants.

List of Other Included Managers:  None

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ---------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                         VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ---------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ABOVENET INC                 COM              00374N107    3,791    45,128 SH       SOLE                   45,128      0    0
APPLE INC                    COM              037833100    5,222     8,941 SH       SOLE                    8,941      0    0
APPLE INC                    COM              037833100   49,698    85,100 SH  CALL SOLE                        0      0    0
APPLE INC                    COM              037833100   32,120    55,000 SH  PUT  SOLE                   55,000      0    0
ARCH COAL INC                COM              039380100    2,067     3,000 SH  CALL SOLE                        0      0    0
ARIBA INC                    COM NEW          04033V203   33,517   748,807 SH       SOLE                  748,807      0    0
BARCLAYS BK PLC              IPTH S&P VIX NEW 06740C261    2,282   150,000 SH  CALL SOLE                        0      0    0
BLUE WOLF MONGOLIA HOLDINGS  UNIT 99/99/9999  G11962126    7,176   704,200 SH       SOLE                  704,200      0    0
CELANESE CORP DEL            COM SER A        150870103    2,217    64,052 SH       SOLE                   64,052      0    0
COLLECTIVE BRANDS INC        COM              19421W100   30,593 1,428,249 SH       SOLE                1,428,249      0    0
COOPER INDUSTRIES PLC        SHS              G24140108   78,284 1,148,200 SH       SOLE                1,148,200      0    0
CORRECTIONS CORP AMER NEW    COM NEW          22025Y407    5,644   191,638 SH       SOLE                  191,638      0    0
DARDEN RESTAURANTS INC       COM              237194105    1,013    20,000 SH       SOLE                   20,000      0    0
DOLLAR THRIFTY AUTOMOTIVE GP COM              256743105   24,751   305,718 SH       SOLE                  305,718      0    0
GEN-PROBE INC NEW            COM              36866T103   63,958   778,082 SH       SOLE                  778,082      0    0
GEO GROUP INC                COM              36159R103    1,727    76,000 SH       SOLE                   76,000      0    0
GOODRICH CORP                COM              382388106  307,608 2,424,018 SH       SOLE                2,424,018      0    0
HERTZ GLOBAL HOLDINGS INC    COM              42805T105   13,805 1,078,548 SH       SOLE                1,078,548      0    0
HOLOGIC INC                  COM              436440101    9,536   528,621 SH       SOLE                  528,621      0    0
HONEYWELL INTL INC           COM              438516106    9,772     1,750 SH  PUT  SOLE                    1,750      0    0
HUMAN GENOME SCIENCES INC    NOTE 3.000%11/1  444903AN8    4,927     5,000 PRN      SOLE                        0      0    0
JOHNSON & JOHNSON            COM              478160104   60,461   894,917 SH       SOLE                  894,917      0    0
JOHNSON & JOHNSON            COM              478160104   33,780   500,000 SH  CALL SOLE                        0      0    0
LIBERTY MEDIA CORP           DEB 3.500% 1/1   530715AN1    2,953    34,998 PRN      SOLE                        0      0    0
LIBERTY MEDIA CORP NEW       DEB 3.125% 3/3   530718AF2   57,893    61,209 PRN      SOLE                        0      0    0
LINCARE HLDGS INC            COM              532791100    5,984   175,900 SH       SOLE                  175,900      0    0
MARKET VECTORS ETF TR        RUSSIA ETF       57060U506   13,080   500,000 SH  CALL SOLE                        0      0    0
MEDICIS PHARMACEUTICAL CORP  NOTE 2.500% 6/0  58470KAA2   11,756    10,000 PRN      SOLE                        0      0    0
MGM RESORTS INTERNATIONAL    COM              552953101      491    44,000 SH       SOLE                   44,000      0    0
MGM RESORTS INTERNATIONAL    NOTE 4.250% 4/1  55303QAE0    4,205     7,000 PRN      SOLE                        0      0    0
MGM RESORTS INTERNATIONAL    COM              552953101    3,348   300,000 SH  CALL SOLE                        0      0    0
MICRON TECHNOLOGY INC        COM              595112103    6,723 1,065,463 SH       SOLE                1,065,463      0    0
MOSAIC CO NEW                COM              61945C103    2,569    46,912 SH       SOLE                   46,912      0    0
NATIONAL RETAIL PPTYS INC    NOTE 3.950 9/1   637417AA4   20,058    16,700 PRN      SOLE                        0      0    0
NEW YORK TIMES CO            CL A             650111107      390    50,000 SH  CALL SOLE                        0      0    0
NEWS CORP                    CL A             65248E104   11,477   514,896 SH       SOLE                  514,896      0    0
ORACLE CORP                  COM              68389X105    1,871    63,000 SH       SOLE                   63,000      0    0
PROGRESS ENERGY INC          COM              743263105  317,427 5,275,500 SH       SOLE                5,275,500      0    0
QUEST SOFTWARE INC           COM              74834T103   21,875   786,604 SH       SOLE                  786,604      0    0
RADIAN GROUP INC             NOTE 3.000%11/1  750236AK7    4,645    16,500 PRN      SOLE                        0      0    0
RADIOSHACK CORP              COM              750438103    1,228   319,741 SH       SOLE                  319,741      0    0
RADIOSHACK CORP              COM              750438103    1,592   414,700 SH  PUT  SOLE                  414,700      0    0
RAYONIER TRS HLDGS INC       NOTE 3.750%10/1  75508AAB2   24,741    20,000 PRN      SOLE                        0      0    0
ROI ACQUISITION CORP         UNIT 99/99/9999  74966A203    5,910   600,000 SH       SOLE                  600,000      0    0
SIRIUS XM RADIO INC          COM              82967N108    4,625 2,500,000 SH  CALL SOLE                        0      0    0
SOLUTIA INC                  COM NEW          834376501  109,566 3,906,104 SH       SOLE                3,906,104      0    0
SOUTHWEST AIRLS CO           COM              844741108    1,245   135,000 SH       SOLE                  135,000      0    0
SPDR S&P 500 ETF TR          TR UNIT          78462F103   20,416   150,000 SH  CALL SOLE                        0      0    0
STEEL DYNAMICS INC           COM              858119100      469    40,000 SH       SOLE                   40,000      0    0
STEEL DYNAMICS INC           COM              858119100    1,172   100,000 SH  CALL SOLE                        0      0    0
TUDOU HLDGS LTD              SPONSORED ADS    89903T107    3,734   111,402 SH       SOLE                  111,402      0    0
TYCO INTERNATIONAL LTD       SHS              H89128104   83,014 1,578,510 SH       SOLE                1,578,510      0    0
UNITED STATES STL CORP NEW   COM              912909108    4,120   200,000 SH       SOLE                  200,000      0    0
UNITED STATES STL CORP NEW   NOTE 4.000% 5/1  912909AE8    5,816     9,000 PRN      SOLE                        0      0    0
UNITED STATES STL CORP NEW   COM              912909108    4,120   200,000 SH  PUT  SOLE                  200,000      0    0
US AIRWAYS GROUP INC         NOTE 7.250% 5/1  911905AC1   45,211    15,500 PRN      SOLE                        0      0    0
WELLCARE HEALTH PLANS INC    COM              94946T106    7,319   138,100 SH       SOLE                  138,100      0    0
YRC WORLDWIDE INC            NOTE 10.000% 3/3 984249AB8    1,800     8,698 PRN      SOLE                        0      0    0
ZIONS BANCORPORATION         *W EXP 05/22/202 989701115    7,583   988,800 SH       SOLE                  988,800      0    0